Other operating income and expenses (Details) - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
Other operating income [Abstract]
Grants (Note 17)	$ 43,810	$ 44,072
Insurance proceeds and other	16,767	8,780
Income from construction services for contracted concessional assets of the Company accounted for under IFRIC 12	19,050	0
Total	91,616	57,402
Other operating expenses [Abstract]
Raw materials and consumables used	(18,728)	(17,239)
Leases and fees	(10,904)	(9,792)
Operation and maintenance	(119,383)	(95,558)
Independent professional services	(27,450)	(31,343)
Supplies	(25,405)	(28,178)
Insurance	(31,600)	(31,052)
Levies and duties	(23,667)	(11,490)
Construction costs from construction services for contracted concessional assets of the Company accounted for under IFRIC 12	(19,050)	0
Other expenses	(15,756)	(13,278)
Total	(291,943)	(237,930)
Kaxu [Member]
Other operating income [Abstract]
Insurance proceeds and other	8,500
Other operating expenses [Abstract]
Rebilling of costs	5,000
Monterrey [Member]
Other operating income [Abstract]
Gains on sale of equity interest	11,989	0
Colombian Portfolio of Renewable Energy Entities [Member]
Other operating income [Abstract]
Gains on sale of equity interest	$ 0	$ 4,550